DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) GWh in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) MMBTU	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GWh	Dec. 31, 2022 MMBTU
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	$ 103	$ (146)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	2,000	1,900
Interest Rate Swap and Forward Starting Swap Contracts [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	76,100	38,600
Interest Rate Swaptions
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	292	244
Interest Rate Cap Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	47,900	22,800
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	47	23
Gains (losses) on hedges of net investments in foreign operations, net of tax	1,600	2,800
Derivative, Notional Amount	58,175	50,601
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	(32)	(296)
Derivative, Notional Amount	$ 2,017	$ 1,942
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives	144,104,000		128,381	128,381,000